Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepayments and other current assets
Prepayments and other current assets, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Prepayments to suppliers	22,849	13,222
Receivables from partial sale of equity interest in SiEngine (refer to Note 9)	17,947	—
Contract cost assets	9,525	2,724
Deductible VAT	4,083	5,221
Others	7,127	15,216
Prepayments and other current assets, net	61,531	36,383